Document and Entity Information	12 Months Ended
Mar. 31, 2013
Document And Entity Information
Entity Registrant Name	OWLHEAD MINERALS CORP.
Entity Central Index Key	0001578523
Document Type	S-1
Document Period End Date	Mar. 31, 2013
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company